Note 18 - Fair Value Disclosure Measurements - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Measurements, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - Appraisal Adjustments [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Fair value estimate			$ 1,570
Valuation Techniques / Unobservable Input			Appraisal of collateral (1)
Minimum [Member]
Discount rate			0.00%
Maximum [Member]
Discount rate			59.70%
Weighted Average [Member]
Discount rate			28.20%
Impaired Loans [Member]
Fair value estimate		$ 3,072	$ 4,928
Valuation Techniques / Unobservable Input	[1],[2]	Appraisal of collateral / Appraisal adjustments	Discounted cash flow
Impaired Loans [Member] | Minimum [Member]
Discount rate		0.00%	3.10%
Impaired Loans [Member] | Maximum [Member]
Discount rate		86.10%	7.00%
Impaired Loans [Member] | Weighted Average [Member]
Discount rate			5.10%
Other Real Estate Owned [Member]
Fair value estimate		$ 32	$ 511
Valuation Techniques / Unobservable Input	[1],[2]	Appraisal of collateral / Appraisal adjustments	Appraisal of collateral / Appraisal adjustments
Other Real Estate Owned [Member] | Minimum [Member]
Discount rate		0.00%	0.00%
Other Real Estate Owned [Member] | Maximum [Member]
Discount rate			10.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Discount rate		10.00%

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs which are not identifiable, less any associated allowance.